Property, Equipment and Improvements, Net - Summary of Depreciation Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 262	$ 230	$ 990	$ 647
General and administrative [Member]
Property, Plant and Equipment [Line Items]
Depreciation	4	4	17	12
Research and development [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 258	$ 226	$ 973	$ 635